UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS May 31, 2017 Unaudited

	Principal Amount	Value
Asset-Backed Securities—12.1%
Auto Loan—10.2%
American Credit Acceptance Receivables Trust:
Series 2014-4, Cl. B, 2.60%, 10/10/17[1]	$90,965	$90,998
Series 2014-4, Cl. D, 5.24%, 2/10/22[1]	2,500,000	2,550,116
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	1,474,254	1,478,014
Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	2,613,686	2,623,871
Series 2015-2, Cl. C, 4.32%, 5/12/21[1]	4,000,000	4,089,368
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	2,950,000	2,974,793
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	1,085,000	1,121,405
AmeriCredit Automobile Receivables Trust:
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	4,770,000	4,788,567
Series 2013-4, Cl. D, 3.31%, 10/8/19	1,218,000	1,232,458
Series 2014-3, Cl. D, 3.13%, 10/8/20	5,345,000	5,436,216
Series 2014-4, Cl. C, 2.47%, 11/9/20	2,000,000	2,016,517
Series 2015-2, Cl. D, 3.00%, 6/8/21	480,000	485,846
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,075,000	3,105,238
California Republic Auto Receivables Trust:
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	451,342
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	704,769
Capital Auto Receivables Asset Trust:
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	622,815
Series 2014-3, Cl. D, 3.14%, 2/20/20	3,750,000	3,804,261
CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	65,477	65,524
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	407,800	407,936
CarMax Auto Owner Trust:
Series 2013-2, Cl. D, 2.06%, 11/15/19	1,110,000	1,110,425
Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,575,962
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	755,496
Series 2015-3, Cl. D, 3.27%, 3/15/22	2,615,000	2,644,398
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,926,644
Series 2016-3, Cl. D, 2.94%, 1/17/23	1,155,000	1,148,390
Series 2016-4, Cl. D, 2.91%, 4/17/23	2,700,000	2,677,900
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,345,000	2,366,858
CPS Auto Receivables Trust, Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	94,946	94,928
Credit Acceptance Auto Loan Trust, Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,015,000	1,017,229
Drive Auto Receivables Trust:
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,260,000	2,284,594
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	5,550,000	5,622,564
Series 2016-CA, Cl. C, 3.02%, 11/15/21[1]	3,500,000	3,547,673
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,685,000	1,726,053
Series 2017-AA, Cl. D, 4.16%, 5/15/24[1]	2,125,000	2,165,040
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	2,255,000	2,276,471
DT Auto Owner Trust:
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	3,021,878	3,046,084
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,611,740	2,635,238
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	696,241	699,253

1 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
DT Auto Owner Trust: (Continued)
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	$2,540,000	$2,546,544
Series 2016-1A, Cl. C, 3.54%, 10/15/21[1]	1,695,000	1,711,147
Series 2016-2A, Cl. C, 3.67%, 1/18/22[1]	3,400,000	3,441,020
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	730,000	756,128
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	985,000	988,130
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	1,525,000	1,539,536
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	1,490,000	1,502,688
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[1]	2,235,000	2,297,253
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,010,379	1,016,286
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	4,200,000	4,230,901
Flagship Credit Auto Trust:
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	178,462	178,470
Series 2015-3, Cl. D, 7.12%, 11/15/22[1]	2,575,000	2,720,927
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	3,570,000	3,829,764
Series 2016-3, Cl. A1, 1.61%, 12/15/19[1]	2,031,251	2,030,938
Series 2016-4, Cl. A1, 1.47%, 3/16/20[1]	2,002,563	2,000,647
Navistar Financial Dealer Note Master Owner Trust II:
Series 2015-1, Cl. B, 2.724%, 6/25/20[1,2]	695,000	695,091
Series 2015-1, Cl. D, 4.174%, 6/25/20[1,2]	275,000	275,057
Series 2016-1, Cl. D, 4.324%, 9/27/21[1,2]	775,000	776,299
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,370,000	2,393,879
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,145,000	2,180,816
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	995,658
Series 2014-4, Cl. D, 3.10%, 11/16/20	4,240,000	4,312,681
Series 2015-1, Cl. C, 2.57%, 4/15/21	3,000,000	3,021,362
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,035,000	2,063,544
Series 2015-3, Cl. D, 3.49%, 5/17/21	2,615,000	2,668,883
Series 2015-4, Cl. C, 2.97%, 3/15/21	2,000,000	2,028,475
Series 2015-5, Cl. C, 2.74%, 12/15/21	1,840,000	1,851,361
Series 2016-2, Cl. D, 3.39%, 4/15/22	1,055,000	1,073,262
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,595,000	1,597,529
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	1,830,000	1,862,761
Series 2017-2, Cl. D, 3.49%, 7/17/23	1,640,000	1,641,948
SNAAC Auto Receivables Trust, Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	596,466	597,073
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,230,000	1,233,048
United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	858,434	859,810
Westlake Automobile Receivables Trust, Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,650,000	1,655,953
		141,946,123
Credit Card—1.5%
Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 1.639%, 8/16/21[1,2]	5,235,000	5,265,218

2 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Credit Card (Continued)
Cabela’s Credit Card Master Note Trust: (Continued)
Series 2016-1, Cl. A1, 1.78%, 6/15/22	$3,200,000	$3,200,230
Series 2016-1, Cl. A2, 1.839%, 6/15/22[2]	595,000	601,522
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl. A6, 2.15%, 7/15/21	1,220,000	1,232,745
Discover Card Execution Note Trust:
Series 2016-A1, Cl. A1, 1.64%, 7/15/21	3,865,000	3,871,233
Series 2016-A4, Cl. A4, 1.39%, 3/15/22	700,000	696,030
World Financial Network Credit Card Master Trust:
Series 2016-B, Cl. A, 1.44%, 6/15/22	2,305,000	2,300,143
Series 2017-A, Cl. A, 2.12%, 3/15/24	4,150,000	4,149,562
		21,316,683
Equipment—0.1%
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 99.999%, 2/25/32[3]	3,060,831	271,703
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	552,316	544,618
		816,321
Home Equity Loan—0.2%
CWABS Asset-Backed Certificates Trust, Series 2005-14, Cl. 1A1, 1.254%, 4/25/36[2]	3,293,478	3,284,099
Loans: Other—0.1%
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	1,888,763	1,857,036
Total Asset-Backed Securities (Cost $168,289,527)		169,220,262

Mortgage-Backed Obligations—40.4%
Government Agency—30.9%
FHLMC/FNMA/FHLB/Sponsored—30.8%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	9,120	9,354
5.00%, 7/1/33-6/1/34	601,641	666,229
5.50%, 9/1/39	1,739,295	1,935,865
6.00%, 1/1/22-7/1/24	594,831	673,795
6.50%, 4/1/18-4/1/34	248,943	274,958
7.00%, 10/1/31-3/1/35	1,337,225	1,537,396
7.50%, 1/1/32-2/1/32	978,181	1,181,236
9.00%, 8/1/22-5/1/25	14,654	15,808
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	54,481	10,385
Series 205, Cl. IO, 35.816%, 9/1/29[3]	352,151	77,886
Series 206, Cl. IO, 0.00%, 12/15/29[3,4]	133,205	37,223
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	136,607	25,434
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	5,325	5,728

3 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 1644, Cl. S, 2.033%, 12/15/23[2]	$1,633,421	$1,682,935
Series 2043, Cl. ZP, 6.50%, 4/15/28	886,944	989,017
Series 2116, Cl. ZA, 6.00%, 1/15/29	445,095	494,259
Series 2148, Cl. ZA, 6.00%, 4/15/29	660,336	740,965
Series 2220, Cl. PD, 8.00%, 3/15/30	64,951	77,294
Series 2326, Cl. ZP, 6.50%, 6/15/31	104,012	116,385
Series 2344, Cl. FP, 1.939%, 8/15/31[2]	128,535	132,140
Series 2368, Cl. PR, 6.50%, 10/15/31	339,612	375,406
Series 2427, Cl. ZM, 6.50%, 3/15/32	355,733	393,878
Series 2451, Cl. FD, 1.989%, 3/15/32[2]	76,644	78,941
Series 2461, Cl. PZ, 6.50%, 6/15/32	187,940	220,022
Series 2464, Cl. FI, 1.989%, 2/15/32[2]	76,651	78,515
Series 2465, Cl. PG, 6.50%, 6/15/32	274,693	312,124
Series 2470, Cl. LF, 1.989%, 2/15/32[2]	76,876	78,746
Series 2517, Cl. GF, 1.989%, 2/15/32[2]	60,925	62,407
Series 2551, Cl. LF, 1.489%, 1/15/33[2]	7,973	8,010
Series 2668, Cl. AZ, 4.00%, 9/15/18	37,236	38,298
Series 3015, Cl. GM, 5.00%, 8/15/35	3,608,801	3,981,042
Series 3848, Cl. WL, 4.00%, 4/15/40	503,207	522,165
Series 3917, Cl. BA, 4.00%, 6/15/38	360,931	373,400
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	81,206	12,845
Series 2079, Cl. S, 99.999%, 7/17/28[3]	141,764	22,289
Series 2122, Cl. S, 64.098%, 2/15/29[3]	432,127	91,679
Series 2304, Cl. SK, 43.746%, 6/15/29[3]	429,390	83,577
Series 2493, Cl. S, 15.185%, 9/15/29[3]	104,194	23,681
Series 2526, Cl. SE, 47.502%, 6/15/29[3]	167,009	31,506
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	1,195,803	127,679
Series 2920, Cl. S, 22.626%, 1/15/35[3]	1,101,984	213,576
Series 2922, Cl. SE, 23.206%, 2/15/35[3]	256,152	51,646
Series 2981, Cl. AS, 9.794%, 5/15/35[3]	1,022,682	162,372
Series 3004, Cl. SB, 99.999%, 7/15/35[3]	1,350,038	166,041
Series 3397, Cl. GS, 0.00%, 12/15/37[3,4]	150,414	28,607
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	92,116	9,883
Series 3450, Cl. BI, 18.305%, 5/15/38[3]	1,782,048	295,741
Series 3606, Cl. SN, 25.002%, 12/15/39[3]	400,860	67,763
Series 3659, Cl. IE, 72.258%, 3/15/19[3]	483,316	13,087
Series 3685, Cl. EI, 35.953%, 3/15/19[3]	182,762	2,797
Federal National Mortgage Assn.:
3.50%, 6/1/32[5]	23,060,000	24,133,732
4.00%, 6/1/47[5]	198,735,000	209,851,745
4.50%, 6/1/47[5]	135,555,000	146,112,735
Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	936,121	960,959
5.00%, 12/1/17-6/1/22	883,649	907,538
5.50%, 2/1/35-5/1/36	546,191	613,671

4 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. Pool: (Continued) 6.00%, 6/1/30-3/1/37	$4,217,750	$4,807,463
6.50%, 5/1/28-1/1/34	3,298,442	3,773,424
7.00%, 11/1/17-11/1/35	2,770,152	3,255,226
7.50%, 2/1/27-8/1/33	2,393,393	2,836,143
8.00%, 12/1/22	8,245	9,265
8.50%, 7/1/32	20,855	22,578
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[3]	277,948	44,213
Series 252, Cl. 2, 99.999%, 11/25/23[3]	141,267	22,778
Series 303, Cl. IO, 99.999%, 11/25/29[3]	1,480,770	374,329
Series 319, Cl. 2, 22.442%, 2/25/32[3]	258,284	61,737
Series 321, Cl. 2, 8.702%, 4/25/32[3]	372,972	84,751
Series 324, Cl. 2, 5.353%, 7/25/32[3]	164,890	37,497
Series 328, Cl. 2, 0.00%, 12/25/32[3,4]	930,111	209,624
Series 334, Cl. 12, 0.00%, 3/25/33[3,4]	542,905	120,859
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	431,953	85,557
Series 351, Cl. 10, 99.999%, 4/25/34[3]	366,965	74,153
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	353,638	71,381
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	253,011	50,220
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	123,574	27,403
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	229,714	46,797
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	319,215	66,853
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Series 327, Cl. 1, 11.783%, 9/25/32[6]	68,008	60,187
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	830,479	915,852
Series 1993-87, Cl. Z, 6.50%, 6/25/23	243,854	264,338
Series 1999-54, Cl. LH, 6.50%, 11/25/29	186,143	214,203
Series 2002-29, Cl. F, 2.024%, 4/25/32[2]	85,894	88,042
Series 2002-64, Cl. FJ, 2.024%, 4/25/32[2]	26,440	27,101
Series 2002-68, Cl. FH, 1.499%, 10/18/32[2]	52,394	52,643
Series 2003-112, Cl. AN, 4.00%, 11/25/18	88,887	89,700
Series 2003-116, Cl. FA, 1.424%, 11/25/33[2]	97,439	97,550
Series 2003-130, Cl. CS, 12.053%, 12/25/33[2]	82,314	90,509
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,603,652
Series 2006-11, Cl. PS, 20.814%, 3/25/36[2]	164,957	242,711
Series 2006-46, Cl. SW, 20.446%, 6/25/36[2]	102,983	138,290
Series 2006-50, Cl. KS, 20.447%, 6/25/36[2]	203,668	295,443
Series 2006-50, Cl. SK, 20.447%, 6/25/36[2]	541,121	755,608
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,260,946
Series 2010-43, Cl. KG, 3.00%, 1/25/21	140,395	141,826
Series 2011-15, Cl. DA, 4.00%, 3/25/41	323,962	335,930
Series 2011-3, Cl. KA, 5.00%, 4/25/40	857,474	922,814
Series 2011-88, Cl. AB, 2.50%, 9/25/26	170,247	171,132
Series 2012-20, Cl. FD, 1.424%, 3/25/42[2]	217,414	218,265
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 3.496%, 11/18/31[3]	321,391	64,624

5 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2001-63, Cl. SD, 29.359%, 12/18/31[3]	$123,536	$24,565
Series 2001-68, Cl. SC, 22.686%, 11/25/31[3]	85,202	17,150
Series 2001-81, Cl. S, 6.046%, 1/25/32[3]	82,892	17,943
Series 2002-28, Cl. SA, 6.778%, 4/25/32[3]	81,037	16,491
Series 2002-38, Cl. SO, 23.383%, 4/25/32[3]	151,347	27,989
Series 2002-39, Cl. SD, 26.515%, 3/18/32[3]	159,960	34,452
Series 2002-41, Cl. S, 30.446%, 7/25/32[3]	539,108	107,705
Series 2002-48, Cl. S, 10.577%, 7/25/32[3]	131,198	27,613
Series 2002-52, Cl. SD, 33.749%, 9/25/32[3]	143,271	28,308
Series 2002-52, Cl. SL, 7.497%, 9/25/32[3]	82,943	17,441
Series 2002-53, Cl. SK, 36.919%, 4/25/32[3]	99,778	21,953
Series 2002-56, Cl. SN, 12.113%, 7/25/32[3]	179,272	37,731
Series 2002-77, Cl. IS, 24.167%, 12/18/32[3]	257,851	56,432
Series 2002-77, Cl. SH, 12.307%, 12/18/32[3]	114,435	23,698
Series 2002-9, Cl. MS, 6.303%, 3/25/32[3]	133,621	27,049
Series 2003-25, Cl. IK, 57.776%, 4/25/33[3]	2,226,455	559,795
Series 2003-33, Cl. SP, 11.30%, 5/25/33[3]	301,226	71,624
Series 2003-4, Cl. S, 1.445%, 2/25/33[3]	177,804	39,355
Series 2005-12, Cl. SC, 29.653%, 3/25/35[3]	118,810	19,598
Series 2005-14, Cl. SE, 24.945%, 3/25/35[3]	905,279	142,485
Series 2005-40, Cl. SB, 31.397%, 5/25/35[3]	680,607	99,884
Series 2005-52, Cl. JH, 44.028%, 5/25/35[3]	419,169	65,396
Series 2005-6, Cl. SE, 86.904%, 2/25/35[3]	1,632,380	278,055
Series 2007-88, Cl. XI, 0.00%, 6/25/37[3,4]	399,947	75,490
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	167,487	20,848
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	33,930	1,600
Series 2010-95, Cl. DI, 85.937%, 11/25/20[3]	761,823	24,750
Series 2011-96, Cl. SA, 1.937%, 10/25/41[3]	1,113,715	197,350
Series 2012-134, Cl. SA, 8.211%, 12/25/42[3]	2,165,027	454,900
Series 2012-40, Cl. PI, 5.676%, 4/25/41[3]	1,246,139	186,535
Series 2013-2, Cl. IA, 8.377%, 2/25/43[3]	635,471	122,808
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 0.00%, 6/15/25[3,4]	2,295,473	46,347
		430,219,352
GNMA/Guaranteed—0.1%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	10,077	11,145
7.00%, 1/15/28-8/15/28	96,183	103,192
7.50%, 9/15/22-11/15/26	72,248	75,520
8.00%, 9/15/18-8/15/28	21,152	21,481
8.50%, 8/15/17-12/15/17	144	144
9.50%, 7/15/18-12/15/19	790	792
10.00%, 5/15/19-8/15/19	8,821	8,860
10.50%, 12/15/17-12/15/20	10,283	10,329
Government National Mortgage Assn. II Pool:
7.00%, 1/20/30	29,789	35,523

6 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn. II Pool: (Continued) 11.00%, 10/20/19	$5,113	$5,138
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 57.219%, 4/16/37[3]	1,813,058	345,375
Series 2011-52, Cl. HS, 31.423%, 4/16/41[3]	2,943,197	470,571
		1,088,070
Non-Agency—9.5%
Commercial—4.7%
Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 3.096%, 3/26/36[1,2]	1,254,348	1,255,923
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.69%, 9/26/35[1,2]	305,610	306,878
Series 2012-RR2, Cl. 6A3, 3.209%, 9/26/35[1,2]	218,405	218,944
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	1,095,599	1,089,133
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[3,4,7]	572,317	16,052
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.245%, 1/25/36[2]	893,005	856,007
COMM Mortgage Trust, Series 2013-CR7, Cl. D, 4.353%, 3/10/46[1,2]	1,630,000	1,288,489
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0.00%, 12/10/45[3,4]	15,333,403	952,549
FREMF Mortgage Trust:
Series 2010-K7, Cl. B, 5.50%, 4/25/20[1,2]	4,000,000	4,340,776
Series 2011-K701, Cl. C, 4.286%, 7/25/48[1,2]	3,606,000	3,629,281
Series 2012-K705, Cl. C, 4.159%, 9/25/44[1,2]	425,000	433,665
Series 2012-K706, Cl. C, 4.029%, 11/25/44[1,2]	3,762,000	3,839,473
Series 2012-K707, Cl. C, 3.883%, 1/25/47[1,2]	4,000,000	4,080,279
Series 2012-K708, Cl. C, 3.751%, 2/25/45[1,2]	4,635,000	4,717,277
Series 2012-K709, Cl. C, 3.741%, 4/25/45[1,2]	1,007,000	1,024,229
Series 2012-K710, Cl. C, 3.821%, 6/25/47[1,2]	5,295,000	5,371,677
Series 2013-K25, Cl. C, 3.619%, 11/25/45[1,2]	629,000	632,467
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,2]	1,642,030	1,644,886
Series 2013-K27, Cl. C, 3.497%, 1/25/46[1,2]	530,000	527,942
Series 2013-K28, Cl. C, 3.49%, 6/25/46[1,2]	530,000	527,511
Series 2013-K30, Cl. C, 3.557%, 6/25/45[1,2]	855,000	843,651
Series 2013-K502, Cl. C, 2.865%, 3/25/45[1,2]	955,000	954,303
Series 2013-K712, Cl. C, 3.365%, 5/25/45[1,2]	5,380,000	5,420,402
Series 2013-K713, Cl. B, 3.165%, 4/25/46[1,2]	5,000,000	5,100,907
Series 2013-K713, Cl. C, 3.165%, 4/25/46[1,2]	912,000	920,863
Series 2014-K714, Cl. C, 3.849%, 1/25/47[1,2]	4,000,000	4,074,616
Series 2014-K715, Cl. C, 4.126%, 2/25/46[1,2]	1,435,000	1,473,703
Series 2015-K721, Cl. B, 3.565%, 11/25/47[1,2]	1,150,000	1,167,128
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	986,620	942,258
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[1,3,4]	187,006	2
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,531,919
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.412%, 7/25/35[2]	888,084	893,049

7 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,2]	$65,940	$52,631
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Cl. A1, 1.597%, 5/15/49	929,753	926,148
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.681%, 11/26/36[1,2]	1,554,682	1,538,389
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.022%, 6/26/46[1,2]	551,876	552,447
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.017%, 7/26/45[1,2]	179,352	183,480
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.268%, 8/25/34[2]	97,871	98,181
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Cl. E, 4.833%, 6/15/45[1,2]	710,000	592,747
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/44[1,3,4]	9,373,158	356,920
		65,377,182
Residential—4.8%
Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 3.26%, 3/25/35[2]	1,513,547	1,530,713
Series 2005-9, Cl. A1, 2.83%, 10/25/35[2]	648,579	630,057
Series 2006-1, Cl. A1, 2.91%, 2/25/36[2]	1,498,379	1,497,130
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	1,110,339	1,108,837
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,021,533	1,026,673
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 3.21%, 10/25/35[2]	2,851,038	2,853,617
Series 2012-8, Cl. 1A1, 3.16%, 10/25/35[1,2]	891,799	895,615
Connecticut Avenue Securities:
Series 2014-C01, Cl. M1, 2.624%, 1/25/24[2]	467,020	472,231
Series 2014-C02, Cl. 1M1, 1.974%, 5/25/24[2]	2,188,745	2,198,116
Series 2014-C02, Cl. 2M1, 1.974%, 5/25/24[2]	356,954	357,600
Series 2014-C03, Cl. 1M1, 2.224%, 7/25/24[2]	620,202	621,608
Series 2014-C03, Cl. 2M1, 2.224%, 7/25/24[2]	762,358	764,030
Series 2015-C04, Cl. 1M1, 2.624%, 4/25/28[2]	1,798,570	1,802,870
Series 2016-C03, Cl. 2M1, 3.224%, 10/25/28[2]	357,907	363,168
Series 2016-C06, Cl. 1M1, 2.324%, 4/25/29[2]	3,401,465	3,438,432
Series 2016-C07, Cl. 2M1, 2.324%, 4/25/29[2]	2,055,035	2,067,349
Series 2017-C02, Cl. 2M1, 2.174%, 9/25/29[2]	3,327,891	3,346,360
Series 2017-C03, Cl. 1M1, 1.974%, 10/25/29[2]	880,000	882,979
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.232%, 7/25/35[2]	351,727	353,758
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.334%, 7/25/35[2]	333,693	331,101
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 3.07%, 12/25/34[2]	90,017	92,039
RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	9,240	8,160
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN1, Cl. M1, 4.424%, 7/25/23[2]	1,532,541	1,552,544
Series 2014-HQ2, Cl. M2, 3.224%, 9/25/24[2]	3,080,000	3,168,840
Series 2015-HQA2, Cl. M2, 3.824%, 5/25/28[2]	269,665	278,889

8 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Residential (Continued)
Structured Agency Credit Risk Debt Nts.: (Continued)
Series 2016-DNA1, Cl. M2, 3.924%, 7/25/28[2]	$465,000	$484,782
Series 2016-DNA2, Cl. M1, 2.274%, 10/25/28[2]	4,443,129	4,453,465
Series 2016-DNA3, Cl. M1, 2.124%, 12/25/28[2]	2,267,572	2,275,819
Series 2016-DNA4, Cl. M1, 1.824%, 3/25/29[2]	1,834,594	1,838,740
Series 2016-HQA2, Cl. M1, 2.224%, 11/25/28[2]	1,575,611	1,580,324
Series 2016-HQA3, Cl. M1, 1.824%, 3/25/29[2]	6,856,212	6,869,177
Series 2016-HQA4, Cl. M1, 1.824%, 4/25/29[2]	3,858,629	3,863,510
Series 2017-DNA1, Cl. M1, 2.224%, 7/25/29[2]	373,029	376,216
Series 2017-HQA1, Cl. M1, 2.224%, 8/25/29[2]	372,802	375,264
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 2.838%, 10/25/33[2]	424,266	434,690
Series 2005-AR14, Cl. 1A4, 2.814%, 12/25/35[2]	147,640	143,786
Series 2005-AR16, Cl. 1A1, 2.876%, 12/25/35[2]	631,206	613,547
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 3.116%, 2/25/35[2]	1,884,111	1,924,928
Series 2005-AR13, Cl. 1A5, 3.172%, 5/25/35[2]	760,504	765,337
Series 2005-AR15, Cl. 1A2, 2.981%, 9/25/35[2]	1,666,111	1,621,910
Series 2005-AR4, Cl. 2A2, 3.312%, 4/25/35[2]	2,858,935	2,874,154
Series 2006-AR10, Cl. 1A1, 3.177%, 7/25/36[2]	68,361	66,298
Series 2006-AR10, Cl. 5A5, 3.193%, 7/25/36[2]	1,589,186	1,593,119
Series 2006-AR7, Cl. 2A4, 3.33%, 5/25/36[2]	15,801	15,187
Series 2006-AR8, Cl. 2A1, 3.134%, 4/25/36[2]	2,914,954	2,932,361
Series 2006-AR8, Cl. 2A4, 3.134%, 4/25/36[2]	293,377	295,128
		67,040,458
Total Mortgage-Backed Obligations (Cost $557,341,106)		563,725,062

U.S. Government Obligation—0.3%
Federal Home Loan Mortgage Corp. Nts., 1.375%, 4/20/20 (Cost $3,544,835)	3,557,000	3,543,132

Corporate Bonds and Notes—69.3%
Consumer Discretionary—12.3%
Auto Components—0.5%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts., 11/15/23	3,400,000	3,587,000
ZF North America Capital, Inc., 4% Sr. Unsec. Nts., 4/29/20[1]	3,400,000	3,546,642
		7,133,642
Automobiles—2.9%
Daimler Finance North America LLC, 2.20% Sr. Unsec. Nts., 10/30/21[1]	4,900,000	4,852,818
Ford Motor Credit Co. LLC:
1.684% Sr. Unsec. Nts., 9/8/17	1,500,000	1,500,578
2.24% Sr. Unsec. Nts., 6/15/18	4,000,000	4,012,896
2.459% Sr. Unsec. Nts., 3/27/20	3,000,000	3,002,610
General Motors Financial Co., Inc.:
3.45% Sr. Unsec. Nts., 1/14/22	2,600,000	2,637,523
3.45% Sr. Unsec. Nts., 4/10/22	3,600,000	3,652,204

9 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Automobiles (Continued)
Harley-Davidson Financial Services, Inc., 2.15% Sr. Unsec. Nts., 2/26/20[1]	$1,600,000	$1,598,086
Harley-Davidson Funding Corp., 6.80% Sr. Unsec. Nts., 6/15/18[1]	3,000,000	3,149,484
Hyundai Capital America:
1.75% Sr. Unsec. Nts., 9/27/19[1]	3,560,000	3,507,842
2.45% Sr. Unsec. Nts., 6/15/21[1]	3,000,000	2,964,189
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	2,600,000	2,642,250
Nissan Motor Acceptance Corp., 1.90% Sr. Unsec. Nts., 9/14/21[1]	3,000,000	2,932,122
Volkswagen Group of America Finance LLC, 1.60% Sr. Unsec. Nts., 11/20/17[1]	3,570,000	3,567,944
		40,020,546

Hotels, Restaurants & Leisure—1.8%
Aramark Services, Inc., 5% Sr. Unsec. Nts., 4/1/25[1]	3,282,000	3,454,305
Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	3,900,000	3,922,425
International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[1]	3,000,000	3,259,500
Marriott International, Inc., 3% Sr. Unsec. Nts., 3/1/19	3,000,000	3,051,321
Royal Caribbean Cruises Ltd., 5.25% Sr. Unsec. Nts., 11/15/22	5,000,000	5,537,500
Wyndham Worldwide Corp., 4.15% Sr. Unsec. Nts., 4/1/24	5,500,000	5,679,932
		24,904,983

Household Durables—1.4%
DR Horton, Inc.:
3.625% Sr. Unsec. Nts., 2/15/18	1,150,000	1,160,765
3.75% Sr. Unsec. Nts., 3/1/19	2,250,000	2,311,272
Lennar Corp.:
4.125% Sr. Unsec. Nts., 1/15/22	2,300,000	2,366,125
4.75% Sr. Unsec. Nts., 5/30/25	1,100,000	1,135,365
Newell Brands, Inc., 3.85% Sr. Unsec. Nts., 4/1/23	5,300,000	5,589,862
PulteGroup, Inc., 4.25% Sr. Unsec. Nts., 3/1/21	3,500,000	3,640,000
Toll Brothers Finance Corp.:
4.00% Sr. Unsec. Nts., 12/31/18	2,600,000	2,682,498
4.875% Sr. Unsec. Nts., 11/15/25	544,000	567,120
Whirlpool Corp., 1.65% Sr. Unsec. Nts., 11/1/17	585,000	585,367
		20,038,374
Internet & Catalog Retail—0.4%
QVC, Inc., 5.125% Sr. Sec. Nts., 7/2/22	5,875,000	6,230,150

Leisure Equipment & Products—0.4%
Mattel, Inc.:
2.35% Sr. Unsec. Nts., 8/15/21	1,000,000	989,178
3.15% Sr. Unsec. Nts., 3/15/23	4,500,000	4,474,791
		5,463,969

10 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Media—3.2%
21st Century Fox America, Inc., 7.25% Sr. Unsec. Nts., 5/18/18	$3,800,000	$3,998,113
CBS Corp., 2.30% Sr. Unsec. Nts., 8/15/19	4,200,000	4,229,249
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 2/15/23	3,291,000	3,420,600
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464% Sr. Sec. Nts., 7/23/22	1,800,000	1,933,168
Interpublic Group of Cos., Inc. (The), 2.25% Sr. Unsec. Nts., 11/15/17	2,460,000	2,465,997
Omnicom Group, Inc.:
3.625% Sr. Unsec. Nts., 5/1/22	2,900,000	3,038,548
4.45% Sr. Unsec. Nts., 8/15/20	2,370,000	2,531,378
Pearson plc, 4.625% Sr. Unsec. Nts., 6/15/18[1]	2,100,000	2,146,817
Scripps Networks Interactive, Inc., 2.75% Sr. Unsec. Nts., 11/15/19	4,100,000	4,158,273
Sky plc:
2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,915,903
6.10% Sr. Unsec. Nts., 2/15/18[1]	2,000,000	2,060,350
Time Warner Cable LLC, 4% Sr. Unsec. Nts., 9/1/21	3,600,000	3,785,756
Viacom, Inc., 2.25% Sr. Unsec. Nts., 2/4/22	5,118,000	4,978,622
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts., 8/15/26[1]	3,400,000	3,510,500
		44,173,274

Multiline Retail—0.3%
Dollar Tree, Inc., 5.25% Sr. Unsec. Nts., 3/1/20	3,350,000	3,452,594

Specialty Retail—1.1%
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	4,083,124
Best Buy Co., Inc., 5% Sr. Unsec. Nts., 8/1/18	4,256,000	4,414,123
Gap, Inc. (The), 5.95% Sr. Unsec. Nts., 4/12/21	3,400,000	3,686,317
L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	3,200,000	3,560,000
		15,743,564
Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc., 4.625% Sr. Unsec. Nts., 5/15/24[1]	3,500,000	3,517,500

Consumer Staples—5.9%
Beverages—1.4%
Anheuser-Busch InBev Finance, Inc., 3.30% Sr. Unsec. Nts., 2/1/23	5,300,000	5,473,565
Beam Suntory, Inc., 3.25% Sr. Unsec. Nts., 5/15/22	1,560,000	1,598,999
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	3,455,000	3,620,636
Molson Coors Brewing Co., 2.10% Sr. Unsec. Nts., 7/15/21	4,000,000	3,948,676
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	4,700,000	5,038,879
		19,680,755

11 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Food & Staples Retailing—1.1%
Koninklijke Ahold Delhaize NV:
4.125% Sr. Unsec. Nts., 4/10/19	$1,089,000	$1,113,075
6.50% Sr. Unsec. Nts., 6/15/17	3,158,000	3,161,998
Kroger Co. (The), 2.95% Sr. Unsec. Nts., 11/1/21	3,053,000	3,120,804
Tesco plc, 5.50% Sr. Unsec. Nts., 11/15/17[1]	3,400,000	3,450,463
Walgreens Boots Alliance, Inc., 2.60% Sr. Unsec. Nts., 6/1/21	4,250,000	4,287,974
		15,134,314

Food Products—2.2%
Bunge Ltd. Finance Corp.:
3.20% Sr. Unsec. Nts., 6/15/17	2,000,000	2,000,978
8.50% Sr. Unsec. Nts., 6/15/19	3,940,000	4,420,152
Kraft Heinz Foods Co., 3.50% Sr. Unsec. Nts., 7/15/22	5,400,000	5,601,307
Mead Johnson Nutrition Co., 3% Sr. Unsec. Nts., 11/15/20	3,000,000	3,069,819
Mondelez International Holdings Netherlands BV, 2% Sr. Unsec. Nts., 10/28/21[1]	6,100,000	5,959,493
Smithfield Foods, Inc.:
2.70% Sr. Unsec. Nts., 1/31/20[1]	1,676,000	1,689,842
3.35% Sr. Unsec. Nts., 2/1/22[1]	4,000,000	4,042,061
Tyson Foods, Inc., 2.65% Sr. Unsec. Nts., 8/15/19	4,000,000	4,056,260
		30,839,912

Tobacco—1.2%
Altria Group, Inc., 2.85% Sr. Unsec. Nts., 8/9/22	4,200,000	4,278,725
BAT International Finance plc:
2.125% Sr. Unsec. Nts., 6/7/17[1]	3,000,000	3,000,147
3.50% Sr. Unsec. Nts., 6/15/22[1]	3,850,000	3,992,708
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[1]	4,600,000	4,803,982
		16,075,562

Energy—8.1%
Oil, Gas & Consumable Fuels—8.1%
Anadarko Petroleum Corp., 6.95% Sr. Unsec. Nts., 6/15/19	3,700,000	4,045,665
Apache Corp.:
3.25% Sr. Unsec. Nts., 4/15/22	2,100,000	2,147,284
6.90% Sr. Unsec. Nts., 9/15/18	2,355,000	2,501,281
Boardwalk Pipelines LP, 3.375% Sr. Unsec. Nts., 2/1/23	2,850,000	2,841,929
Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	3,450,000	3,469,744
Canadian Natural Resources Ltd., 2.95% Sr. Unsec. Nts., 1/15/23	3,500,000	3,517,024
Cenovus Energy, Inc., 5.70% Sr. Unsec. Nts., 10/15/19	3,400,000	3,647,452
Columbia Pipeline Group, Inc., 2.45% Sr. Unsec. Nts., 6/1/18	2,000,000	2,009,688
Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22	3,400,000	3,417,000
DCP Midstream Operating LP:
2.50% Sr. Unsec. Unsub. Nts., 12/1/17	2,800,000	2,807,000
9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,469,000
Devon Energy Corp., 3.25% Sr. Unsec. Nts., 5/15/22	3,425,000	3,468,645
Enbridge Energy Partners LP, 4.20% Sr. Unsec. Nts., 9/15/21	2,400,000	2,533,704
EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	2,725,000	2,730,548

12 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Enterprise Products Operating LLC, 6.50% Sr. Unsec. Nts., 1/31/19	$4,500,000	$4,833,211
EOG Resources, Inc.:
5.875% Sr. Unsec. Nts., 9/15/17	2,150,000	2,175,305
6.875% Sr. Unsec. Nts., 10/1/18	1,000,000	1,064,200
EQT Corp.:
4.875% Sr. Unsec. Nts., 11/15/21	1,300,000	1,407,727
5.15% Sr. Unsec. Nts., 3/1/18	1,955,000	1,997,103
Husky Energy, Inc.:
6.20% Sr. Unsec. Nts., 9/15/17	1,466,000	1,484,914
7.25% Sr. Unsec. Nts., 12/15/19	1,800,000	2,023,430
Kinder Morgan Finance Co. LLC, 6% Sr. Unsec. Nts., 1/15/18[1]	3,400,000	3,485,755
Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,453,130
Marathon Oil Corp., 6% Sr. Unsec. Nts., 10/1/17	4,083,000	4,146,433
Marathon Petroleum Corp., 3.40% Sr. Unsec. Nts., 12/15/20	4,500,000	4,653,625
NuStar Logistics LP, 8.15% Sr. Unsec. Nts., 4/15/18	2,950,000	3,112,250
ONEOK Partners LP, 3.375% Sr. Unsec. Nts., 10/1/22	4,800,000	4,888,829
Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	1,989,000	2,013,984
Phillips 66, 4.30% Sr. Unsec. Unsub. Nts., 4/1/22	2,500,000	2,708,012
Plains All American Pipeline LP/PAA Finance Corp., 2.60% Sr. Unsec. Nts., 12/15/19	4,650,000	4,676,082
Regency Energy Partners LP/Regency Energy Finance Corp., 5% Sr. Unsec. Nts., 10/1/22	2,900,000	3,165,649
Sabine Pass Liquefaction LLC, 6.25% Sr. Sec. Nts., 3/15/22	3,100,000	3,519,415
Spectra Energy Capital LLC, 5.65% Sr. Unsec. Nts., 3/1/20	2,900,000	3,131,348
Spectra Energy Partners LP, 2.95% Sr. Unsec. Nts., 9/25/18	3,475,000	3,523,845
TC PipeLines LP, 4.65% Sr. Unsec. Nts., 6/15/21	2,600,000	2,768,589
Valero Energy Corp., 6.125% Sr. Unsec. Nts., 2/1/20	1,299,000	1,430,437
Williams Partners LP, 3.35% Sr. Unsec. Nts., 8/15/22	4,800,000	4,876,675
Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	3,000,000	3,327,339
		113,473,251

Financials—13.7%
Capital Markets—3.4%
ABN AMRO Bank NV, 1.80% Sr. Unsec. Nts., 9/20/19[1]	4,400,000	4,374,586
Credit Suisse Group Funding Guernsey Ltd., 3.125% Sr. Unsec. Nts., 12/10/20	4,000,000	4,064,320
E*TRADE Financial Corp., 5.375% Sr. Unsec. Nts., 11/15/22	3,350,000	3,523,922
Goldman Sachs Group, Inc. (The):
2.35% Sr. Unsec. Nts., 11/15/21	4,000,000	3,969,496
2.60% Sr. Unsec. Nts., 4/23/20	4,200,000	4,245,410
2.908% Sr. Unsec. Nts., 6/5/23	5,000,000	5,000,000
Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	2,021,796
Morgan Stanley:
2.625% Sr. Unsec. Nts., 11/17/21	3,000,000	3,009,225
2.75% Sr. Unsec. Nts., 5/19/22	5,600,000	5,612,124
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	3,420,000	3,522,600
State Street Corp., 2.653% Sr. Unsec. Nts., 5/15/23[2]	4,000,000	4,035,988

13 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Capital Markets (Continued)
UBS Group Funding Switzerland AG, 2.65% Sr. Unsec. Nts., 2/1/22[1]	$4,300,000	$4,272,063
		47,651,530

Commercial Banks—6.2%
Australia & New Zealand Banking Group Ltd., 2.625% Unsec. Nts., 5/19/22	3,430,000	3,444,142
Bank of America Corp.:
2.25% Sr. Unsec. Nts., 4/21/20	2,200,000	2,202,053
2.60% Sr. Unsec. Nts., 1/15/19	3,225,000	3,258,101
2.625% Sr. Unsec. Nts., 10/19/20	1,300,000	1,313,309
BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	2,750,000	2,770,784
Branch Banking & Trust Co., 2.625% Sr. Unsec. Nts., 1/15/22	3,000,000	3,041,805
Citigroup, Inc., 2.90% Sr. Unsec. Nts., 12/8/21	7,000,000	7,088,606
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts., 5/26/22	4,200,000	4,207,808
Credit Agricole SA (London), 3.375% Sr. Unsec. Nts., 1/10/22[1]	3,600,000	3,670,729
Danske Bank AS, 1.65% Sr. Unsec. Nts., 9/6/19[1]	3,000,000	2,972,193
Fifth Third Bank (Cincinnati OH), 2.25% Sr. Unsec. Nts., 6/14/21	1,500,000	1,504,542
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,000,000	3,085,809
HSBC USA, Inc., 2.375% Sr. Unsec. Nts., 11/13/19	2,065,000	2,080,213
Huntington National Bank (The), 2.20% Sr. Unsec. Nts., 11/6/18	4,215,000	4,232,227
ING Bank NV, 2.50% Sr. Unsec. Nts., 10/1/19[1]	4,100,000	4,135,198
JPMorgan Chase & Co.:
2.295% Sr. Unsec. Nts., 8/15/21	2,265,000	2,256,798
2.776% Sr. Unsec. Nts., 4/25/23[2]	4,200,000	4,220,328
KeyCorp, 2.90% Sr. Unsec. Nts., 9/15/20	5,000,000	5,108,280
Lloyds Banking Group plc, 3% Sr. Unsec. Nts., 1/11/22	3,700,000	3,746,202
Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	1,134,000	1,138,170
Royal Bank of Scotland Group plc, 3.498% Sr. Unsec. Nts., 5/15/23[2]	2,444,000	2,451,562
SunTrust Banks, Inc., 2.70% Sr. Unsec. Nts., 1/27/22	3,400,000	3,427,700
Svenska Handelsbanken AB, 2.40% Sr. Unsec. Nts., 10/1/20	4,000,000	4,027,840
UniCredit SpA, 3.75% Sr. Unsec. Nts., 4/12/22[1]	3,500,000	3,537,135
Wells Fargo & Co., 2.10% Sr. Unsec. Nts., 7/26/21	8,000,000	7,929,664
		86,851,198

Consumer Finance—0.6%
Capital One Financial Corp., 3.05% Sr. Unsec. Nts., 3/9/22	4,200,000	4,250,291
Discover Bank:
3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,532,549
3.20% Sr. Unsec. Nts., 8/9/21	2,600,000	2,664,459
		8,447,299

Diversified Financial Services—0.7%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	2,900,000	2,983,375

14 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Diversified Financial Services (Continued)
Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	$2,236,000	$2,234,104
Voya Financial, Inc., 2.90% Sr. Unsec. Nts., 2/15/18	4,149,000	4,180,673
		9,398,152

Insurance—1.6%
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,126,235
Fortis, Inc. (Canada), 2.10% Sr. Unsec. Nts., 10/4/21[1]	4,350,000	4,268,916
Marsh & McLennan Cos., Inc., 2.75% Sr. Unsec. Nts., 1/30/22	2,800,000	2,842,051
Metropolitan Life Global Funding I, 2.65% Sec. Nts., 4/8/22[1]	3,500,000	3,534,202
Pricoa Global Funding I, 2.20% Sr. Sec. Nts., 5/16/19[1]	3,400,000	3,419,390
TIAA Asset Management Finance Co. LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	4,500,000	4,576,149
		21,766,943

Real Estate Investment Trusts (REITs)—1.2%
American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	2,685,000	2,730,194
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,166,010
Crown Castle International Corp., 2.25% Sr. Unsec. Nts., 9/1/21	4,300,000	4,258,574
Lamar Media Corp., 5.375% Sr. Unsec. Nts., 1/15/24	1,600,000	1,688,800
Prologis International Funding II SA, 4.875% Sr. Unsec. Nts., 2/15/20[1]	525,000	548,797
Realty Income Corp., 2% Sr. Unsec. Nts., 1/31/18	2,250,000	2,254,021
Simon Property Group LP, 1.50% Sr. Unsec. Nts., 2/1/18[1]	1,059,000	1,058,213
Ventas Realty LP/Ventas Capital Corp., 2% Sr. Unsec. Nts., 2/15/18	1,750,000	1,753,325
Welltower, Inc., 4.125% Sr. Unsec. Nts., 4/1/19	855,000	883,044
		17,340,978

Health Care—4.8%
Biotechnology—1.2%
AbbVie, Inc., 3.20% Sr. Unsec. Nts., 11/6/22	2,900,000	2,975,423
Biogen, Inc., 2.90% Sr. Unsec. Nts., 9/15/20	5,400,000	5,526,419
Gilead Sciences, Inc., 1.95% Sr. Unsec. Nts., 3/1/22	3,600,000	3,534,624
Shire Acquisitions Investments Ireland DAC, 2.40% Sr. Unsec. Nts., 9/23/21	5,000,000	4,971,855
		17,008,321

Health Care Equipment & Supplies—1.2%
Abbott Laboratories, 3.25% Sr. Unsec. Nts., 4/15/23	5,150,000	5,234,805
Becton Dickinson & Co., 2.894% Sr. Unsec. Nts., 6/6/22[5]	5,000,000	5,012,790
Boston Scientific Corp., 2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	3,051,957
Stryker Corp., 2.625% Sr. Unsec. Nts., 3/15/21	3,400,000	3,444,979
		16,744,531

Health Care Providers & Services—1.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 1.70% Sr. Unsec. Nts., 5/1/18[1]	1,345,000	1,346,538

15 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
Express Scripts Holding Co., 2.25% Sr. Unsec. Nts., 6/15/19	$4,200,000	$4,219,656
Fresenius Medical Care US Finance II, Inc., 4.125% Sr. Unsec. Nts., 10/15/20[1]	3,400,000	3,572,108
HCA, Inc.:
3.75% Sr. Sec. Nts., 3/15/19	2,700,000	2,764,125
4.25% Sr. Sec. Nts., 10/15/19	800,000	834,960
Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	3,310,000	3,341,170
		16,078,557

Life Sciences Tools & Services—0.4%
Life Technologies Corp., 6% Sr. Unsec. Nts., 3/1/20	3,300,000	3,621,879
Quintiles IMS, Inc., 5% Sr. Unsec. Nts., 10/15/26[1]	1,305,000	1,350,388
		4,972,267

Pharmaceuticals—0.8%
Allergan Funding SCS, 3.45% Sr. Unsec. Nts., 3/15/22	5,000,000	5,189,165
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,989,000	3,007,681
Mylan, Inc., 2.55% Sr. Unsec. Nts., 3/28/19	3,500,000	3,526,733
		11,723,579

Industrials—5.5%
Aerospace & Defense—0.5%
BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	5,076,760
Rockwell Collins, Inc., 2.80% Sr. Unsec. Nts., 3/15/22	2,700,000	2,742,587
		7,819,347

Airlines—0.4%
Delta Air Lines, Inc., 2.875% Sr. Unsec. Nts., 3/13/20	5,000,000	5,073,400

Building Products—0.6%
Fortune Brands Home & Security, Inc., 3% Sr. Unsec. Nts., 6/15/20	2,700,000	2,749,753
Johnson Controls International plc, 1.40% Sr. Unsec. Nts., 11/2/17	2,111,000	2,107,893
Masco Corp., 3.50% Sr. Unsec. Nts., 4/1/21	3,450,000	3,563,643
		8,421,289

Commercial Services & Supplies—0.4%
Pitney Bowes, Inc.:
3.375% Sr. Unsec. Nts., 10/1/21	3,700,000	3,681,870
4.75% Sr. Unsec. Nts., 5/15/18	1,988,000	2,039,109
		5,720,979

Industrial Conglomerates—0.3%
Roper Technologies, Inc., 3% Sr. Unsec. Nts., 12/15/20	4,857,000	4,978,163

16 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Machinery—0.7%
Crane Co., 2.75% Sr. Unsec. Nts., 12/15/18	$2,500,000	$2,534,465
Fortive Corp., 2.35% Sr. Unsec. Nts., 6/15/21[1]	5,100,000	5,080,549
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	2,106,000	2,127,647
		9,742,661

Professional Services—0.5%
Equifax, Inc., 6.30% Sr. Unsec. Nts., 7/1/17	3,111,000	3,122,072
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	3,445,000	3,513,900
		6,635,972

Road & Rail—1.3%
ERAC USA Finance LLC:
2.60% Sr. Unsec. Nts., 12/1/21[1]	2,500,000	2,507,253
6.375% Sr. Unsec. Nts., 10/15/17[1]	2,994,000	3,044,847
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.05% Sr. Unsec. Nts., 1/9/20[1]	750,000	764,532
3.20% Sr. Unsec. Nts., 7/15/20[1]	5,150,000	5,287,201
Ryder System, Inc.:
2.25% Sr. Unsec. Nts., 9/1/21	2,000,000	1,987,754
2.65% Sr. Unsec. Nts., 3/2/20	2,000,000	2,022,368
2.875% Unsec. Nts., 9/1/20	2,000,000	2,029,830
		17,643,785

Trading Companies & Distributors—0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95% Sr. Unsec. Nts., 2/1/22	3,500,000	3,664,220
Air Lease Corp., 3.75% Sr. Unsec. Nts., 2/1/22	3,359,000	3,519,107
United Rentals North America, Inc., 4.625% Sr. Sec. Nts., 7/15/23	3,350,000	3,499,577
		10,682,904

Information Technology—6.0%
Communications Equipment—0.2%
Juniper Networks, Inc., 3.125% Sr. Unsec. Nts., 2/26/19	3,478,000	3,542,739

Electronic Equipment, Instruments, & Components—1.7%
Amphenol Corp., 1.55% Sr. Unsec. Nts., 9/15/17	2,300,000	2,300,145
Arrow Electronics, Inc., 6% Sr. Unsec. Nts., 4/1/20	495,000	541,444
Avnet, Inc., 3.75% Sr. Unsec. Nts., 12/1/21	5,700,000	5,832,719
CDW LLC/CDW Finance Corp.:
5.00% Sr. Unsec. Nts., 9/1/25	1,500,000	1,552,500
5.50% Sr. Unsec. Nts., 12/1/24	552,000	598,920
FLIR Systems, Inc., 3.125% Sr. Unsec. Nts., 6/15/21	3,500,000	3,545,714
Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19	4,000,000	4,080,208
Tech Data Corp., 3.70% Sr. Unsec. Nts., 2/15/22	5,000,000	5,132,180
		23,583,830

17 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services—0.5%
eBay, Inc., 2.75% Sr. Unsec. Nts., 1/30/23[5]	$3,500,000	$3,503,556
IAC/InterActiveCorp, 4.875% Sr. Unsec. Nts., 11/30/18	1,850,000	1,869,425
VeriSign, Inc., 5.25% Sr. Unsec. Nts., 4/1/25	1,010,000	1,076,912
		6,449,893

IT Services—1.4%
Broadridge Financial Solutions, Inc., 3.95% Sr. Unsec. Nts., 9/1/20	3,500,000	3,672,578
DXC Technology Co., 4.25% Sr. Unsec. Nts., 4/15/24[1]	5,000,000	5,201,495
Fidelity National Information Services, Inc., 3.625% Sr. Unsec. Nts., 10/15/20	2,300,000	2,405,347
Leidos Holdings, Inc., 4.45% Sr. Unsec. Nts., 12/1/20	3,202,000	3,366,102
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	4,232,000	4,250,638
		18,896,160

Semiconductors & Semiconductor Equipment—0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3% Sr. Unsec. Nts., 1/15/22[1]	3,400,000	3,429,502
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts., 6/1/21[1]	3,500,000	3,701,250
		7,130,752

Software—1.2%
Activision Blizzard, Inc., 2.30% Sr. Unsec. Nts., 9/15/21[1]	5,620,000	5,576,642
Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	920,000	920,854
3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	3,068,268
Dell International LLC/EMC Corp.:
4.42% Sr. Sec. Nts., 6/15/21[1]	4,100,000	4,324,664
5.875% Sr. Unsec. Nts., 6/15/21[1]	188,000	199,162
Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,547,000
		16,636,590

Technology Hardware, Storage & Peripherals—0.5%
Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17	869,000	871,375
4.40% Sr. Unsec. Nts., 10/15/22	3,100,000	3,312,555
HP, Inc., 4.65% Sr. Unsec. Nts., 12/9/21	3,150,000	3,413,957
		7,597,887

Materials—4.6%
Chemicals—1.8%
CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/21[1]	3,000,000	3,035,194
7.125% Sr. Unsec. Nts., 5/1/20	2,550,000	2,824,125
Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	3,400,000	3,428,662
RPM International, Inc.:
6.125% Sr. Unsec. Nts., 10/15/19	2,500,000	2,727,567
6.50% Sr. Unsec. Nts., 2/15/18	2,000,000	2,068,660
Sherwin-Williams Co. (The), 2.75% Sr. Unsec. Nts., 6/1/22	4,150,000	4,170,941

18 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Chemicals (Continued)
Westlake Chemical Corp., 4.625% Sr. Unsec. Nts., 2/15/21	$3,500,000	$3,657,500
Yara International ASA, 7.875% Sr. Unsec. Nts., 6/11/19[1]	2,750,000	3,039,685
		24,952,334

Containers & Packaging—1.2%
Ball Corp., 4.375% Sr. Unsec. Nts., 12/15/20	3,300,000	3,481,500
Graphic Packaging International, Inc., 4.75% Sr. Unsec. Nts., 4/15/21	1,958,000	2,060,795
Packaging Corp. of America, 6.50% Sr. Unsec. Nts., 3/15/18	2,400,000	2,481,192
Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[1]	3,100,000	3,472,000
Silgan Holdings, Inc., 5% Sr. Unsec. Nts., 4/1/20	1,456,000	1,482,878
WestRock RKT Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,205,000	3,305,477
		16,283,842

Metals & Mining—1.4%
Anglo American Capital plc, 3.75% Sr. Unsec. Nts., 4/10/22[1]	3,000,000	3,000,000
Freeport-McMoRan, Inc., 4% Sr. Unsec. Nts., 11/14/21	3,500,000	3,434,200
Glencore Finance Canada Ltd.:
2.70% Sr. Unsec. Nts., 10/25/17[1]	2,000,000	2,004,974
4.95% Sr. Unsec. Nts., 11/15/21[1]	1,880,000	2,017,582
Goldcorp, Inc.:
3.625% Sr. Unsec. Nts., 6/9/21	2,000,000	2,075,862
3.70% Sr. Unsec. Nts., 3/15/23	2,050,000	2,127,529
Newmont Mining Corp., 5.125% Sr. Unsec. Nts., 10/1/19	1,500,000	1,600,688
Teck Resources Ltd., 4.75% Sr. Unsec. Nts., 1/15/22	3,300,000	3,469,125
		19,729,960

Paper & Forest Products—0.2%
Georgia-Pacific LLC, 5.40% Sr. Unsec. Nts., 11/1/20[1]	2,600,000	2,855,819

Telecommunication Services—2.4%
Diversified Telecommunication Services—2.4%
AT&T, Inc., 3.80% Sr. Unsec. Nts., 3/15/22	7,100,000	7,406,393
British Telecommunications plc, 5.95% Sr. Unsec. Nts., 1/15/18	2,000,000	2,052,718
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	3,400,000	3,616,750
Deutsche Telekom International Finance BV, 2.82% Sr. Unsec. Nts., 1/19/22[1]	5,600,000	5,662,390
Orange SA, 4.125% Sr. Unsec. Nts., 9/14/21	900,000	963,043
Telecom Italia SpA, 5.303% Sr. Unsec. Nts., 5/30/24[1]	3,400,000	3,640,108
Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,128,593
Verizon Communications, Inc., 3.125% Sr. Unsec. Nts., 3/16/22	7,000,000	7,173,110
		33,643,105

Utilities—6.0%
Electric Utilities—4.2%
Cleveland Electric Illuminating Co. (The), 8.875% Sec. Nts., 11/15/18	3,123,000	3,431,265

19 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	$4,314,000	$4,342,485
EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	3,350,000	3,441,455
Emera US Finance LP:
2.15% Sr. Unsec. Nts., 6/15/19	1,169,000	1,170,111
2.70% Sr. Unsec. Nts., 6/15/21	3,500,000	3,522,221
Enel Finance International NV:
2.875% Sr. Unsec. Nts., 5/25/22[1]	3,500,000	3,501,180
6.25% Sr. Unsec. Nts., 9/15/17[1]	2,750,000	2,784,903
Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	3,500,000	3,798,256
Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	422,000	456,599
Exelon Corp., 3.497% Jr. Sub. Nts., 6/1/22	4,000,000	4,100,000
Exelon Generation Co. LLC, 6.20% Sr. Unsec. Nts., 10/1/17	2,472,000	2,507,567
Great Plains Energy, Inc.:
3.15% Sr. Unsec. Nts., 4/1/22	5,000,000	5,089,015
4.85% Sr. Unsec. Nts., 6/1/21	1,640,000	1,764,383
Iberdrola Finance Ireland Ltd., 5% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,122,998
ITC Holdings Corp., 6.05% Sr. Unsec. Nts., 1/31/18[1]	1,725,000	1,770,952
Kentucky Power Co., 6% Sr. Unsec. Nts., 9/15/17[1]	1,106,000	1,119,464
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr.
Unsec. Unsub. Nts., 5/1/21[1]	1,470,000	1,596,614
Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	800,507
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,230,000	2,359,599
Southern Co. (The), 1.55% Sr. Unsec. Nts., 7/1/18	3,350,000	3,341,873
Southern Power Co., 2.50% Sr. Unsec. Nts., 12/15/21	3,700,000	3,695,038
Southwestern Electric Power Co., 5.875% Sr. Unsec. Nts., 3/1/18	1,515,000	1,560,735
		58,277,220

Independent Power and Renewable Electricity Producers—0.2%
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	3,400,000	3,468,000

Multi-Utilities—1.6%
CenterPoint Energy Resources Corp., 4.50% Sr. Unsec. Nts., 1/15/21	3,400,000	3,611,599
Dominion Energy, Inc.:
2.579% Jr. Sub. Nts., 7/1/20	2,000,000	2,016,724
2.75% Sr. Unsec. Nts., 1/15/22	3,000,000	3,040,212
2.962% Jr. Sub. Nts., 7/1/19[2]	2,700,000	2,742,147
DTE Energy Co., 3.30% Sr. Unsec. Nts., 6/15/22	3,500,000	3,594,122
Enable Midstream Partners LP, 2.40% Sr. Unsec. Nts., 5/15/19	3,000,000	2,989,080
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	2,000,000	2,171,124
NiSource Finance Corp., 6.80% Sr. Unsec. Nts., 1/15/19	664,000	713,016
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875% Sr. Unsec. Nts., 3/1/22	1,250,000	1,401,013
		22,279,037
Total Corporate Bonds and Notes (Cost $957,220,320)		965,911,413

20 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Short-Term Notes—3.3%
Church & Dwight Co., Inc., 1.151%, 6/5/17[8,9]	$4,500,000	$4,499,282
Clorox Co., 1.182%, 6/20/17[8,9]	4,000,000	3,997,349
Commonwealth Edison Co., 1.354%, 7/26/17[8,9]	2,000,000	1,996,030
Duke Energy Corp., 1.231%, 6/27/17[8,9]	2,700,000	2,697,525
Ecolab, Inc., 1.201%, 6/8/17[9]	3,290,000	3,289,154
Hasbro, Inc., 1.10%, 6/1/17[8,9]	690,000	689,978
Hitachi Capital America Corp., 1.301%, 6/7/17[9]	6,200,000	6,198,608
HP, Inc., 1.231%, 6/1/17[9]	2,700,000	2,699,939
Leggett & Platt, Inc., 1.282%, 6/27/17[1,8,9]	1,700,000	1,698,442
Mckesson Corp., 1.19%, 6/5/17[8,9]	3,400,000	3,399,457
Mohawk Industries, Inc., 1.191%, 6/23/17[1,8,9]	4,090,000	4,086,854
Sempra Energy, 1.232%, 6/21/17[8,9]	6,200,000	6,195,678
Telus Corp., 1.385%, 7/25/17[9]	1,890,000	1,886,324
Whirlpool Corp., 1.171%, 6/13/17[9]	2,700,000	2,698,854
Total Short-Term Notes (Cost $46,034,102)		46,033,474

	Shares
Investment Company—1.9%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.74%[10,11] (Cost $26,496,393)	26,496,393	$26,496,393
Total Investments, at Value (Cost $1,758,926,283)	127.3%	1,774,929,736
Net Other Assets (Liabilities)	(27.3)	(381,111,770)

Net Assets	100.0%	$1,393,817,966

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $399,783,833 or 28.68% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,304,985 or 0.60% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $60,187 or less than 0.005% of the Fund’s net assets at period end.

7. Restricted security. The aggregate value of restricted securities at period end was $16,052, which represents less than 0.005% of the Fund’s net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

21 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997- CTL1, Cl. IO, 0.00%, 6/22/24	4/21/97-6/21/97	$665,758	$16,052	$649,706

8. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $29,260,595 or 2.10% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

9. Current yield as of period end.

10. Rate shown is the 7-day yield at period end.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2016	Gross Additions	Gross Reductions	Shares May 31, 2017
Oppenheimer Institutional
Government Money Market Fund, Cl. E	29,850,112	641,933,972	645,287,691	26,496,393

	Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. E	$ 26,496,393	$ 83,120

Futures Contracts as of May 31, 2017
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Sell	9/20/17	101	$15,535,063	$(94,804)
United States Treasury Nts., 10 yr.	CBT	Sell	9/20/17	989	124,907,609	(417,350)
United States Treasury Nts., 2 yr.	CBT	Buy	9/29/17	1,683	364,343,205	105,188
United States Treasury Nts., 2 yr.	CBT	Sell	9/29/17	1,903	411,969,768	(118,938)
United States Treasury Nts., 5 yr.	CBT	Sell	9/29/17	2,873	339,911,813	(733,273)
						$(1,259,177)

Glossary:

Exchange Abbreviations

CBT	Chicago Board of Trade

22 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2017 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

23 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

24 OPPENHEIMER LIMITED-TERM BOND FUND

2. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$169,220,262	$—	$169,220,262
Mortgage-Backed Obligations	—	563,656,379	68,683	563,725,062
U.S. Government Obligation	—	3,543,132	—	3,543,132
Corporate Bonds and Notes	—	965,911,413	—	965,911,413
Short-Term Notes	—	46,033,474	—	46,033,474
Investment Company	26,496,393	—	—	26,496,393

Total Investments, at Value	26,496,393	1,748,364,660	68,683	1,774,929,736
Other Financial Instruments:
Futures contracts	105,188	—	—	105,188

Total Assets	$26,601,581	$1,748,364,660	$68,683	$1,775,034,924

Liabilities Table
Other Financial Instruments:
Futures contracts	(1,364,365)	—	—	(1,364,365)

Total Liabilities	$(1,364,365)	$—	$—	$(1,364,365)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The

25 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$388,951,431

Sold securities	1,641,134

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the

26 OPPENHEIMER LIMITED-TERM BOND FUND

3. Investments and Risks (Continued)

volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $259,883 of collateral to the Fund for forward roll transactions.

At period end, the Fund pledged $30,000 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than

27 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures

28 OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)

contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $313,930,601 and $410,036,383 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing

29 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Interest Rate Options. The Fund may purchase or write call and put options on treasury and/or euro futures to increase or decrease exposure to interest rate risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $55,672 on purchased put options.

At period end, the Fund had no purchased options outstanding.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

During the reporting period, the Fund had an ending monthly average market value of $24,811 on written put options.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no written options outstanding.

Written option activity for the reporting period was as follows:

	Number of Contracts	Amount of Premiums
Options outstanding as of August 31, 2016	—	$—
Options written	39,810,000	298,575
Options exercised	(39,810,000)	(298,575)

Options outstanding as of May 31, 2017	—	$—

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities in the annual and semiannual reports.

30 OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)

Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to buy or sell credit protection through credit default swaps in order to decrease or increase exposure to the credit risk of individual issuers and/ or indexes of issuers. A swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.

At period end, the Fund had no purchased swaption contracts outstanding.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to sell or buy credit protection through credit default swaps in order to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A written swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A written swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the reporting period, the Fund had an ending monthly average market value of $214,322 and $63,235 on purchased and written swaptions, respectively.

At period end, the Fund had no purchased swaption contracts outstanding.

Written swaption activity for the reporting period was as follows:

	Notional Amounts	Amount of Premiums
Swaptions outstanding as of August 31, 2016	65,851,000	$351,633
Swaptions closed or expired	(65,851,000)	(351,633)

Swaptions outstanding as of May 31, 2017	—	$—

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty

31 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker,

32 OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)

futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an

ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

33 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes (Continued)

Federal tax cost of securities	$1,758,929,113
Federal tax cost of other investments	(526,721,871)

Total federal tax cost	$1,232,207,242

Gross unrealized appreciation	$21,019,871
Gross unrealized depreciation	(6,278,425)

Net unrealized appreciation	$14,741,446

34 OPPENHEIMER LIMITED-TERM BOND FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	7/14/2017